SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 18—SEGMENT REPORTING

        With the Company's strategic shifts, beginning on January 1, 2011, the Company realigned its reporting segments to better reflect its new operating structure. Effective January 1, 2011, the new reporting segments are as follows:

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  Equipment—Focused on the Company's equipment sales including network infrastructure and application products. Network infrastructure products mainly include broadband products. Network application products mainly include IPTV solutions and Wireless infrastructure technologies.

  •
  Services—Providing services and support of the Company's equipment products and also the new operational support segment.

      Equipment Based Services—Services and support the Company provides to customers after their purchases of equipment.

      Operational Support Services—Providing new services through long-term revenue sharing arrangements with the cable operators and the Internet TV platform established by its subsidiary, iTV. This platform will be accessible by potential customers through a new website which will eventually distribute content to audiences on a global basis with a high-quality user experience consisting of:

    •
    Integrated multi-screen viewing from a single managed platform

    •
    Time and location shifting

    •
    Reliable HD streaming

    •
    Multi-language programming

    •
    Value-added interactive service, such as distance-learning, gaming and e-commerce

    These revenues will be generated through advertising, subscription and software license fees.

        The Company's Chief Operating Decision Makers make financial decisions based on information it receives from its internal management system and currently evaluates the operating performance and allocates resources to the reporting segments based on segment revenue and gross profit. Cost of sales and direct expenses in relation to production are assigned to the reporting segments. The accounting policies used in measuring segment assets and operating performance are the same as those used at the consolidated level.

        Summarized below are the Company's segment net sales, gross profit and segment margin for the years ended December 31, 2011, 2010 and 2009 based on the current reporting segment structure. The Company has reclassified its previously reported segment information for the years ended December 31, 2010 and 2009 to conform to the current segment presentation.

	Years ended December 31,
Net Sales by Segment	2011	% of net sales	2010	% of net sales	2009	% of net sales
	(in thousands, except percentages)
Equipment	$285,493	89%	$251,134	86%	$323,387	84%
Services—Equipment Based Services	34,539	11%	40,401	14%	62,957	16%
—Operational Support Services	544	—	—	—	—	—

	$320,576	100%	$291,535	100%	$386,344	100%

	Years ended December 31,
Gross profit by Segment	2011	Gross profit %	2010	Gross profit %	2009	Gross profit %
	(in thousands, except percentages)
Equipment	$107,030	37%	$57,567	23%	$39,149	12%
Services—Equipment Based Services	9,271	27%	12,671	31%	25,830	41%
—Operational Support Services	(1,967)	(362)%	—	—	—	—

	$114,334	36%	$70,238	24%	$64,979	17%

	Years ended December 31,
Segment Margin and Operating Income (Loss)	2011	2010	2009
	(in thousands)
Equipment	$72,598	$15,850	$(33,250)
Services—Equipment Based Services	9,162	13,174	24,569
—Operational Support Services	(9,806)	(206)	—

Total segment margin	71,954	28,818	(8,681)
General and Corporate	(50,705)	(102,540)	(210,007)

Operating Income (Loss)	$21,249	$(73,722)	$(218,688)

        General and corporate expenses include all un-allocated expenses such as sales and marketing, general and administration, common R&D expenses, equity award related charges and restructuring and impairment charges.

        Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
	2011	% of net sales	2010	% of net sales	2009	% of net sales
	(in thousands, except percentages)
Net Sales by Region
United States	$—	—	$5,903	2%	$78,806	21%
China	157,564	49%	166,621	57%	177,147	46%
Japan	96,257	30%	48,217	17%	29,361	7%
India	30,789	10%	31,426	11%	62,859	16%
Other	35,966	11%	39,368	13%	38,171	10%

	$320,576	100%	$291,535	100%	$386,344	100%

        Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
United States	$34	$38
China	11,339	3,713
Other	826	1,068

Total long-lived assets	$12,199	$4,819